Trade Accounts Receivable (Tables)	6 Months Ended
Jul. 31, 2026
Trade Accounts Receivable
Schedule of trade accounts receivable

	July 31,	January 31,
	2026	2026
Trade accounts receivable	64,989	65,825
Less: Provision for credit losses	(1,526)	(1,054)
	63,463	64,771

Schedule of changes in provision for credit losses

Provision
for Credit
Losses
Balance at January 31, 2026	1,054
Current period provision for expected losses	2,017
Write-offs charged against the provision	(1,536)
Effect of movements in foreign exchange	(9)
Balance at July 31, 2026	1,526